ANALYSIS OF CASH FLOWS - Summary of Analysis of Cash Flows (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit for the year		£ (172)	£ 629	£ 197
Taxation		303	402	149
Revaluation and retranslation of financial instruments		16	50	(7)
Finance costs		352	417	389
Finance and investment income		(78)	(137)	(127)
Earnings from associates		(39)	(36)	(70)
Operating profit		382	1,325	531
Non-cash share-based incentive plans (including share options)		73	109	140
Depreciation of property, plant and equipment		142	156	165
Depreciation of right-of-use assets		201	213	257
Goodwill impairment		641	237	63
Property-related impairment charges		114	3	185
Other impairment charges		5	26	18
Amortisation and impairment of acquired intangible assets		61	93	728
Amortisation of other intangible assets		43	32	25
Gains on disposal of investments and subsidiaries		(6)	(322)	(7)
Gains on disposal of property, plant and equipment		0	(7)	0
Other transaction costs		0	10	0
Operating cash flow before movement in working capital and provisions		1,656	1,875	2,105
Decrease in trade receivables and accrued income		307	309	232
(Decrease)/increase in trade payables		(390)	31	(238)
(Increase)/decrease in other receivables		(108)	16	125
Decrease in other payables		(110)	(240)	(445)
Increase in provisions		10	69	66
Cash generated by operations		1,365	2,060	1,845
Corporation and overseas tax paid		(398)	(392)	(395)
Interest paid on lease liabilities		(95)	(95)	(103)
Other interest and similar charges paid		(282)	(306)	(275)
Interest received		97	109	116
Investment income		13	11	13
Dividends from associates		45	31	43
Contingent consideration payments recognised in operating activities		(21)	(10)	(6)
Net cash inflow from operating activities	[1]	724	1,408	1,238
Disclosure of detailed information about business combination [abstract]
Initial cash consideration		(133)	(47)	(227)
Cash and cash equivalents acquired		1	14	23
Contingent consideration payments recognised in investing activities		(44)	(87)	(53)
Purchase of other investments (including associates)		(7)	(33)	(10)
Acquisitions	[1]	(183)	(153)	(267)
Proceeds on disposal of investments and subsidiaries		15	646	100
Cash and cash equivalents disposed		(1)	(93)	(1)
Disposals of investments and subsidiaries	[2]	14	553	99
Cash consideration received from non-controlling interests		0	0	46
Cash consideration for purchase of non-controlling interests		(8)	(87)	(16)
Cash consideration for purchase of non-controlling interests		(8)	(87)	30
Net acquisition payments and disposal proceeds		(177)	313	(138)
Share repurchases and buybacks:
Purchase of own shares by ESOP trusts		(97)	(82)	(54)
Share repurchases and buy-backs		£ (97)	£ (82)	£ (54)

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities
[2]	Disposals of investments and subsidiaries in investing activities represents consideration received less cash and cash equivalents disposed. The proceeds in 2024 primarily relate to the disposal of FGS Global, with consideration received less cash and cash equivalents disposed of £520 million